Convertible Debentures - Convertible Debentures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued Interest
Accrued interest, opening balance
Interest expense		22,521
Accrued interest, ending balance
Debenture Discount
Convertible Debenture		34,547
Convertible Debentures [Member]
Convertible Debt, gross	27,442	3,464,737
Repaid	(27,562)	(2,778,349)
Conversion to equity		(634,431)
Foreign exchange movements	120	(24,515)
Convetible debt, ending		27,442
Accrued Interest
Accrued interest, opening balance	7,105	524,227
Interest expense	4,696	207,595
Repaid	(11,833)	(619,992)
Conversion to equity		(103,958)
Foreign exchange movements	32	(767)
Accrued interest, ending balance		7,105
Debenture Discount
Debenture Discount, opening balance		(627,627)
Amortization		627,627
Debenture Discount, ending balance